Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2017
Capital Requirements
Schedule of the Company's and the bank subsidiaries' actual capital amounts and ratios

The Company’s and the bank subsidiaries’ actual capital amounts and ratios for 2017 under current guidelines are presented in the following table:

			For Capital Adequacy		To Be Well-Capitalized
			Purposes		Under Prompt Corrective
	Actual		Phase In Schedule		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2017:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$1,584,665	17.11%	$532,579	5.750%	N/A	N/A
International Bank of Commerce, Laredo	1,119,173	17.10	376,245	5.750	$425,320	6.50%
International Bank of Commerce, Oklahoma	169,279	13.41	72,586	5.750	82,054	6.50
International Bank of Commerce, Brownsville	165,034	25.94	36,583	5.750	41,355	6.50
International Bank of Commerce, Zapata	66,406	30.58	12,487	5.750	14,116	6.50
Commerce Bank	79,330	33.22	13,733	5.750	15,524	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$1,807,107	19.51%	$856,757	9.250%	N/A	N/A
International Bank of Commerce, Laredo	1,173,068	17.93	605,263	9.250	$654,339	10.00%
International Bank of Commerce, Oklahoma	178,057	14.11	116,769	9.250	126,237	10.00
International Bank of Commerce, Brownsville	170,613	26.82	58,851	9.250	63,623	10.00
International Bank of Commerce, Zapata	68,718	31.64	20,088	9.250	21,717	10.00
Commerce Bank	81,278	34.03	22,092	9.250	23,884	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,734,595	18.73%	$671,512	7.250%	N/A	N/A
International Bank of Commerce, Laredo	1,119,173	17.10	474,395	7.250	$523,471	8.00%
International Bank of Commerce, Oklahoma	169,279	13.41	91,521	7.250	100,989	8.00
International Bank of Commerce, Brownsville	165,034	25.94	46,127	7.250	50,899	8.00
International Bank of Commerce, Zapata	66,406	30.58	15,745	7.250	17,374	8.00
Commerce Bank	79,330	33.22	17,316	7.250	19,107	8.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,734,595	14.62%	$474,675	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,119,173	13.44	333,166	4.00	416,458	5.00%
International Bank of Commerce, Oklahoma	169,279	11.31	59,854	4.00	74,818	5.00
International Bank of Commerce, Brownsville	165,034	17.17	38,440	4.00	48,050	5.00
International Bank of Commerce, Zapata	66,406	14.20	18,701	4.00	23,376	5.00
Commerce Bank	79,330	14.56	21,789	4.00	27,236	5.00

The Company’s and the bank subsidiaries’ actual capital amounts and ratios for 2016 are also presented in the following table:

					To Be Well-Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2016:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$1,468,662	16.95%	$444,190	5.125%	N/A	N/A
International Bank of Commerce, Laredo	1,201,527	16.63	370,342	5.125	$469,701	6.50%
International Bank of Commerce, Brownsville	158,533	25.61	31,720	5.125	40,230	6.50
International Bank of Commerce, Zapata	65,989	34.09	9,922	5.125	12,584	6.50
Commerce Bank	73,765	31.84	11,872	5.125	15,058	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$1,687,501	19.47%	$747,540	8.625%	N/A	N/A
International Bank of Commerce, Laredo	1,260,886	17.45	623,258	8.625	$722,618	10.00%
International Bank of Commerce, Brownsville	163,937	26.49	53,382	8.625	61,892	10.00
International Bank of Commerce, Zapata	67,464	34.85	16,698	8.625	19,360	10.00
Commerce Bank	76,093	32.85	19,980	8.625	23,166	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,618,935	18.68%	$574,197	6.625%	N/A	N/A
International Bank of Commerce, Laredo	1,201,527	16.63	478,734	6.625	$578,094	8.00%
International Bank of Commerce, Brownsville	158,533	25.61	41,004	6.625	49,514	8.00
International Bank of Commerce, Zapata	65,989	34.09	12,826	6.625	15,488	8.00
Commerce Bank	73,765	31.84	15,347	6.625	18,532	8.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,618,935	13.91%	$465,438	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,201,527	12.50	384,342	4.00	480,427	5.00%
International Bank of Commerce, Brownsville	158,533	16.91	37,509	4.00	46,886	5.00
International Bank of Commerce, Zapata	65,989	13.87	19,029	4.00	23,786	5.00
Commerce Bank	73,765	13.05	22,607	4.00	28,259	5.00